FINANCE COSTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance Costs [Abstract]
Interest on borrowings 1	CAD 740	CAD 758
Interest on post-employment benefits liability	12	9
(Gain) loss on foreign exchange	(107)	13
Change in fair value of derivative instruments	99	(16)
Capitalized interest	(18)	(18)
Other	20	15
Total finance costs	CAD 746	CAD 761